Financial Instruments - Summary of Valuation Techniques and Key Inputs Used in Fair Value Measurement of Level 2 Financial Instruments (Details) - Level 2	12 Months Ended
Mar. 31, 2018
AusCann Shares
Disclosure Of Financial Instruments [Line Items]
Valuation techniques and key inputs	Put option pricing model
Key inputs	Quoted prices in active market
AusCann Options
Disclosure Of Financial Instruments [Line Items]
Valuation techniques and key inputs	Black-Scholes option pricing model
Key inputs	Quoted prices in active market
TerrAscend Warrants
Disclosure Of Financial Instruments [Line Items]
Valuation techniques and key inputs	Black-Scholes option pricing model
Key inputs	Quoted prices in active market